UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS

OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-06431

AMG FUNDS

(Exact name of registrant as specified in charter)

600 Steamboat Road, Suite 300, Greenwich, Connecticut 06830

(Address of principal executive offices) (Zip code)

AMG Funds LLC

600 Steamboat Road, Suite 300, Greenwich, Connecticut 06830

(Name and address of agent for service)

Registrant’s telephone number, including area code: (203) 299-3500

Date of fiscal year end: September 30th

Date of reporting period: DECEMBER 31, 2015 (1st Quarter End Portfolio Holdings)

Item 1. SCHEDULE OF INVESTMENTS.

AMG SouthernSun Small Cap Fund Schedule of Portfolio Investments (unaudited) December 31, 2015

	Shares	Value
Common Stocks - 94.8%
Consumer Discretionary - 13.3%
Ascent Capital Group, Inc., Class A*	295,780	$4,945,442
Columbia Sportswear Co.	220,414	10,747,387
Tenneco, Inc.*	355,740	16,332,023
Thor Industries, Inc.	261,831	14,701,811
Total Consumer Discretionary		46,726,663
Consumer Staples - 10.4%
Darling Ingredients, Inc.*	1,985,128	20,883,546
Sanderson Farms, Inc.[1]	204,005	15,814,468
Total Consumer Staples		36,698,014
Energy - 7.2%
CARBO Ceramics, Inc.	445,551	7,663,477
Newfield Exploration Co.*	542,338	17,658,525
Total Energy		25,322,002
Health Care - 15.6%
AmSurg Corp.*	251,043	19,079,268
Centene Corp.*	292,085	19,222,114
Hill-Rom Holdings, Inc.	340,000	16,340,400
Total Health Care		54,641,782
Industrials - 39.0%
AGCO Corp.[1]	423,407	19,218,444
The Brink’s Co.	661,649	19,095,190
Chicago Bridge & Iron Co. N.V.[1]	491,820	19,176,062
Clean Harbors, Inc.*	442,185	18,417,005
IDEX Corp.	215,960	16,544,696
Nordson Corp.	155,984	10,006,374
The Timken Co.	618,220	17,674,910
Trinity Industries, Inc.	691,875	16,618,837
Total Industrials		136,751,518
Information Technology - 9.3%
Broadridge Financial Solutions, Inc.	289,310	15,544,626
Diebold, Inc.	573,380	17,253,004
Total Information Technology		32,797,630
Total Common Stocks (cost $357,593,159)		332,937,609

	Principal Amount	Value
Short-Term Investments - 10.3%
Repurchase Agreements - 7.3%[2]
BNP Paribas Securities Corp., dated 12/31/15, due 01/04/16, 0.300%, total to be received $6,114,634 (collateralized by various U.S. Government Agency Obligations, 0.000% - 5.500%, 06/06/16 - 05/04/37, totaling $6,236,719)	$6,114,430	$6,114,430
Citigroup Global Markets, Inc., dated 12/31/15, due 01/04/16, 0.340%, total to be received $6,114,661 (collateralized by various U.S. Government Agency Obligations, 0.000% - 11.500%, 01/15/16 - 04/01/51, totaling $6,236,719)	6,114,430	6,114,430
HSBC Securities USA, Inc., dated 12/31/15, due 01/04/16, 0.290%, total to be received $4,885,738 (collateralized by a U.S. Government Agency Obligation, 3.000%, 11/15/44, totaling $4,983,307)	4,885,581	4,885,581
Nomura Securities International, Inc, dated 12/31/15, due 01/04/16, 0.330%, total to be received $6,114,654 (collateralized by various U.S. Government Agency Obligations, 0.000% - 10.500%, 01/15/16 -12/01/65, totaling $6,236,719)	6,114,430	6,114,430
State of Wisconsin Investment Board, dated 12/31/15, due 01/04/16, 0.410%, total to be received $2,515,975 (collateralized by various U.S. Government Agency Obligations, 0.125% - 2.500%, 01/15/17 - 02/15/42, totaling $2,568,025)	2,515,860	2,515,860
Total Repurchase Agreements		25,744,731

	Shares
Other Investment Companies - 3.0%[3]
Dreyfus Institutional Cash Advantage Fund, Institutional Class Shares, 0.26%	10,304,818	10,304,818
Total Short-Term Investments (cost $36,049,549)		36,049,549
Total Investments - 105.1% (cost $393,642,708)		368,987,158
Other Assets, less Liabilities - (5.1)%		(17,997,851)
Net Assets - 100.0%		$350,989,307

AMG SouthernSun U.S. Equity Fund Schedule of Portfolio Investments (unaudited) December 31, 2015

	Shares	Value
Common Stocks - 96.0%
Consumer Discretionary - 17.4%
Hanesbrands, Inc.	1,330,745	$39,163,825
Murphy USA, Inc.*	439,243	26,679,620
Polaris Industries, Inc.	324,710	27,908,825
Thor Industries, Inc.	520,150	29,206,423
Total Consumer Discretionary		122,958,693
Consumer Staples - 5.8%
Darling Ingredients, Inc.*	3,922,645	41,266,225
Energy - 4.8%
Newfield Exploration Co.*	1,044,091	33,995,603
Health Care - 5.5%
Centene Corp.*	585,320	38,519,909
Industrials - 40.1%
The ADT Corp.[1]	1,122,510	37,020,380
AGCO Corp.	761,725	34,574,698
Chicago Bridge & Iron Co., N.V.[1]	1,011,355	39,432,731
Clean Harbors, Inc.*	966,455	40,252,851
Flowserve Corp.	823,950	34,671,816
IDEX Corp.	426,770	32,694,850
The Timken Co.	1,094,445	31,290,183
Trinity Industries, Inc.	1,384,825	33,263,496
Total Industrials		283,201,005
Information Technology - 14.0%
Broadridge Financial Solutions, Inc.	602,680	32,381,996
Knowles Corp.*	2,017,345	26,891,209
The Western Union Co.	2,190,295	39,228,183
Total Information Technology		98,501,388
Materials - 3.5%
WestRock Co.	540,184	24,643,194
Utilities - 4.9%
OGE Energy Corp.	1,305,345	34,317,520
Total Common Stocks (cost $774,606,509)		677,403,537

	Principal Amount	Value
Short-Term Investments - 9.3%
Repurchase Agreements - 7.3%[2]
BNP Paribas Securities Corp, dated 12/31/15, due 01/04/16, 0.310%, total to be received $9,720,186 (collateralized by various U.S. Government Agency Obligations, 0.000% - 4.500%, 06/06/16 - 05/20/45, totaling $9,914,245)	$9,719,851	$9,719,851
Citigroup Global Markets, Inc, 12/31/15, due 01/04/16, 0.340%, total to be received $12,165,352 (collateralized by various U.S. Government Agency Obligations, 0.000% - 11.500%, 01/15/16 - 04/01/51, totaling $12,408,186)	12,164,892	12,164,892
Mizuho Securities USA, Inc., dated 12/31/15, due 01/04/16, 0.300%, total to be received $12,165,298 (collateralized by various U.S. Government Agency Obligations, 0.000% - 9.000%, 06/13/16 - 03/01/44, totaling $12,408,186)	12,164,892	12,164,892
Nomura Securities International, Inc, dated 12/31/15, due 01/04/16, 0.330%, total to be received $12,165,338 (collateralized by various U.S. Government Agency Obligations, 0.000% - 10.500%, 01/15/16 - 12/01/65 totaling $12,408,186)	12,164,892	12,164,892
State of Wisconsin Investment Board, dated 12/31/15, due 01/04/16, 0.410%, total to be received $5,005,822 (collateralized by various U.S. Government Agency Obligations, 0.125% - 2.500%, 01/15/17 - 02/15/42, totaling $5,109,378)	5,005,594	5,005,594
Total Repurchase Agreements		51,220,121

	Shares
Other Investment Companies - 2.0%[3]
Dreyfus Institutional Cash Advantage Fund, Institutional Class Shares, 0.26%	4,144,137	4,144,137
JPMorgan Liquid Assets Money Market Fund, Capital Shares, 0.25%	10,062,179	10,062,179
Total Other Investment Companies		14,206,316
Total Short-Term Investments (cost $65,426,437)		65,426,437
Total Investments - 105.3% (cost $840,032,946)		742,829,974
Other Assets, less Liabilities - (5.3)%		(37,323,172)
Net Assets - 100.0%		$705,506,802

Notes to Schedules of Portfolio Investments (unaudited)

The following footnotes should be read in conjunction with each of the Schedules of Portfolio Investments previously presented in this report.

At December 31, 2015, the approximate cost of investments for federal income tax purposes and the aggregate gross unrealized appreciation and depreciation based on tax cost were as follows:

Fund	Cost	Appreciation	Depreciation	Net
AMG SouthernSun Small Cap Fund	$393,843,856	$46,548,424	$(71,405,122)	$(24,856,698)
AMG SouthernSun U.S. Equity Fund	840,691,668	33,048,241	(130,909,935)	(97,861,694)

*	Non-income producing security.
[1]	Some or all of these securities were out on loan to various brokers as of December 31, 2015, amounting to the following:

Fund	Market Value	% of Net Assets
AMG SouthernSun Small Cap Fund	$24,714,495	7.0%
AMG SouthernSun U.S. Equity Fund	49,161,856	7.0%

[2]	Collateral received from brokers for securities lending was invested in these joint repurchase agreements.
[3]	Yield shown represents the December 31, 2015, seven-day average yield, which refers to the sum of the previous seven days’ dividends paid, expressed as an annual percentage.

VALUATION OF INVESTMENTS

Equity securities traded on a national securities exchange or reported on the NASDAQ national market system (“NMS”) are valued at the last quoted sales price on the primary exchange or, if applicable, the NASDAQ official closing price or the official closing price of the relevant exchange or, lacking any sales, at the last quoted bid price or the mean between the last quoted bid and ask prices (the “exchange mean price”). Equity securities traded in the over-the-counter market (other than NMS securities) are valued at the exchange mean price. Foreign equity securities (securities principally traded in markets other than U.S. markets) are valued at the official closing price on the primary exchange or, for markets that either do not offer an official closing price or where the official closing price may not be representative of the overall market, the last quoted sale price.

Fixed income securities purchased with a remaining maturity of 60 days or less are valued at amortized cost, provided that the amortized cost value is approximately the same as the fair value of the security valued without the use of amortized cost. Investments in other open-end regulated investment companies are valued at their end of day net asset value per share.

The Funds’ portfolio investments are generally valued based on independent market quotations or prices or, if none, “evaluative” or other market based valuations provided by third-party pricing services approved by the Board of Trustees of the Trust (the “Board”). Under certain circumstances, the value of certain Fund portfolio investments (including derivatives) may be based on an evaluation of fair value, pursuant to procedures established by and under the general supervision of the Board. The Valuation Committee, which is comprised of the Independent Trustees of the Board, and the Pricing Committee, which is comprised of representatives from AMG Fund LLC (the “Investment Manager”) are the committees appointed by the Board to make fair value determinations. The Fund may use the fair value of a portfolio investment to calculate its net asset value (“NAV”) in the event that the market quotation, price or market based valuation for the portfolio investment is not readily available or otherwise not determinable pursuant to the Board’s valuation procedures, if the Investment Manager or the Pricing Committee believes the quotation, price or market based valuation to be unreliable, or in certain other circumstances. When determining the fair value of an investment, the Pricing Committee and, if required under the Trust’s securities valuation procedures, the Valuation Committee, seeks to determine the price that the Fund might reasonably expect to receive from current sale of that portfolio investment in an arms-length transaction. Fair value determinations shall be based upon consideration of all available facts and information, including, but not limited to (i) attributes specific to the investment; (ii) fundamental and analytical data relating to the investment; and (iii) the value of other comparable securities or relevant financial instruments, including derivative securities, traded on other markets or among dealers.

The values assigned to fair value portfolio investments are based on available information and do not necessarily represent amounts that might ultimately be realized in the future, since such amounts depend on future developments inherent in long-term investments. Because of the inherent uncertainty of valuation, those estimated values may differ significantly from the values that would have been used had a ready market for the investments existed, and the differences could be material. The Board will be presented with a quarterly report showing as of the most recent quarter end, all outstanding securities fair valued by the Fund, including a comparison with the prior quarter end and the percentage of the Fund that the security represents at each quarter end.

With respect to foreign equity securities and certain foreign fixed income securities, the Board has adopted a policy that securities held in a Fund that can be fair valued by the applicable fair value pricing service are fair valued on each business day provided that each individual price exceeds a pre-established confidence level.

Notes to Schedules of Portfolio Investments (continued)

FAIR VALUE MEASUREMENTS

Generally Accepted Accounting Principles (“U.S. GAAP”) defines fair value as the price that a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP also establishes a framework for measuring fair value, and a three level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund. Unobservable inputs reflect the Fund’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation.

The three-tier hierarchy of inputs is summarized below:

Level 1 – inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies)

Level 2 – other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs) (e.g., debt securities, government securities, foreign currency exchange contracts, foreign securities utilizing international fair value pricing, broker-quoted securities, fair valued securities with observable inputs)

Level 3 – inputs are significant unobservable inputs (including the Fund’s own assumptions used to determine the fair value of investments) (e.g., fair valued securities with unobservable inputs)

Changes in inputs or methodologies used for valuing investments may result in a transfer in or out of levels within the fair value hierarchy. The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in those investments. Transfers between different levels of the fair value disclosure hierarchy are deemed to have occurred as of the beginning of the reporting period.

The following tables summarize the inputs used to value the Funds’ investments by the above fair value hierarchy levels as of December 31, 2015:

	Quoted Prices in Active Markets for Identical Investments Level 1	Significant Other Observable Inputs Level 2	Significant Unobservable Inputs Level 3	Total
AMG SouthernSun Small Cap Fund
Investments in Securities

Common Stocks†	$332,937,609	—	—	$332,937,609
Short-Term Investments
Repurchase Agreements	—	$25,744,731	—	25,744,731
Other Investment Companies	10,304,818	—	—	10,304,818

Total Investments in Securities	$343,242,427	$25,744,731	—	$368,987,158

	Quoted Prices in Active Markets for Identical Investments Level 1	Significant Other Observable Inputs Level 2	Significant Unobservable Inputs Level 3	Total
AMG SouthernSun U.S. Equity Fund
Investments in Securities

Common Stocks†	$677,403,537	—	—	$677,403,537
Short-Term Investments
Repurchase Agreements	—	$51,220,121	—	51,220,121
Other Investment Companies	14,206,316	—	—	14,206,316

Total Investments in Securities	$691,609,853	$51,220,121	—	$742,829,974

†	All common stocks held in the Funds are Level 1 securities. For a detailed breakout of the common stocks by major industry classification, please refer to the respective Schedule of Portfolio Investments.

As of December 31, 2015, the Funds had no transfers between levels from the beginning of the reporting period.

Item 2. Controls and Procedures.

(a)	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3 (c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940 are attached as Exhibit 99.CERT

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

AMG SOUTHERNSUN SMALL CAP FUND

AMG SOUTHERNSUN U.S. EQUITY FUND

By:	/s/ Jeffrey T. Cerutti
Jeffrey T. Cerutti, Principal Executive Officer

Date: February 9, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Jeffrey T. Cerutti
Jeffrey T. Cerutti, Principal Executive Officer

Date: February 9, 2016

By:	/s/ Donald S. Rumery
Donald S. Rumery, Principal Financial Officer

Date: February 9, 2016